Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity (Deficit)[Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 13 - SHAREHOLDERS’ DEFICIT:

A.	The ordinary shares in the Company entitle their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when declared.

	Number of shares
	December 31, 2022		December 31, 2021*
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares of $3.15 par value	100,000,000	1,532,794	57,142,857	387,972
Warrants**	98,698	98,698	98,698	98,698

*	After giving effect to the reverse stock split (see also Note 13C)

(**)	The Warrants will be exercisable at a price equal to $218.75 per share and for a period of five years, starting from June 2021.

B.	On June 29, 2021, the Company closed its initial public offering (the “IPO”) of 85,714 units. Each unit consisted of one Ordinary shares and one warrant to purchase one ordinary share at a price of $175 per unit. The gross proceeds to the Company from the initial public offering were $15,000 before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. The total issuance expenses were in the amount of $2,150, only the costs in the amount of $1,583 which were attributed to the offer of new shares are deducted from equity

The Company also granted an option to the underwriter to purchase up to 12,858 additional warrants at the public offering price less the underwriting discount. The underwriters exercised the option to purchase the 12,858 warrants.

The IPO warrants are immediately exercisable on the date of the issuance at an exercise price of $218.75 per ordinary share (125% of the public offering price per Unit) and will expire four years from the date of issuance.

In addition, and upon the consummation of the Company’s initial public offering, the Company issued 8,721 ordinary shares upon the conversion of approximately $1,222 of outstanding debt (part of the Company’s loans) associated with the Company’s acquisition of CardioStaff in November 2017, which was calculated based upon 80% of the public offering price of $175 per unit in the initial public offering.

The Company issued 30,158 ordinary shares at par value of $3.15 to the Company’s CEO, Dr. Yacov Geva, as part of a bonus for completing the Company’s IPO.

C.	Reverse stock split:

On November 15, 2022, the Company’s shareholders approved, a 35-for-1 consolidation (hereinafter referred to as a reverse stock split of 35:1) of the Company’s ordinary shares pursuant to which holders of the Company’s ordinary shares received one ordinary share for every 35 ordinary share held. All ordinary shares (issued and unissued) will be consolidated on the basis that every 35 ordinary shares of par value $0.09 will be consolidated into one ordinary share of par value $3.15, such that the authorized ordinary share capital of the Company following such consolidation is $315,000 divided into 100,000,000 ordinary shares of a par value of $3.15 each. The Company’s shareholders also approved an increase in the Company’s share capital by 42,857,143 ordinary shares such that the Company’s total authorized share capital will be 100,000,000 ordinary shares going forward ( also see note 24 (C) re change of Par Value of the Company’ ordinary shares).

D.	On December 3, 2021, the Company entered into a development and distribution agreement with Heartbuds AK LLC. Following this agreement, the Company issued 3,265 ordinary shares (see also note 13.G.11).

E.	During the year ended December 31, 2022 the Company issued 619,346 ordinary shares related to: conversion of performance shares, exercise of options / warrants and pre-funded warrants, payment made to a service provider, issuances for private placement investments in the Company, issuance for ATM (at the market offering) and issuance to the Company’s CEO.

F.	The warrants that were granted to financial advisors and consultants during 2022 and 2021 are as follows:

Amount	Exercise price		Expiration date

668	A$	135.45	October 22, 2025
2,224	A$	157.50	October 22, 2025
1,236	A$	261.45	October 22, 2025
74	A$	173.25	October 22, 2025
13,169	A$	157.50	June 29,2030
13,169		$43.75	June 29,2030
6,001		$218.75	June 25,2026
13,107		$114.45	December 03, 2026
17,143		$122.50	December 30, 2026
7,143		$140.00	December 30, 2026
7,143		$175.00	December 30, 2026
3,435		$175.00	Feb 2, 2027
7,150		$52.50	April 20, 2027
4,287		$122.50	January 1, 2027
1,429		$70.00	June 16, 2027

G.	Options, warrants and shares granted to employees and service providers:

1.	In January 2022, the Company granted 4,287 warrants to two service providers which will become vested and exercisable over 3 years, as follows, 33.33% after one year and then 8.33% per quarter following the first vesting date and for a period of eight consecutive quarterly periods. The warrants have an exercise price of $122.5 per option share. The total fair value of the warrants, as measured on issuance date, amounted to $212 and the Company recorded an expense of $138 through profit and loss in the twelve month ended December 31, 2022.

2.	In July 2021, the Company signed an agreement with a service provider to provide consulting services. As part of the consideration, on April 8, 2022, the Company issued to the service provider 1,428 of the Company’s ordinary shares. The Company’s share price on the date of issuance was $45.15 per share and the Company recorded an expense of $64 through profit and loss in the twelve month ended December 31, 2022.

3.	In June 2022, the Company issued warrants to purchase 1,429 ordinary shares to a service provider with an exercise price of $70 per share. The warrants shall become vested and exercisable commencing two years after the grant date, and shall be exercisable over 5-year term, commencing on the grant date. The total fair value of the warrants, as measured on issuance date, amounted to $21 and the Company recorded it as an expense profit and loss.

4.	In January 2017, the Board of Directors approved a Global Equity Incentive Plan (the “Plan”). The Plan will expire in December 2026. As of the December 31, 2022, the number of ordinary shares reserved for the exercise of options granted under the Plan is 31,663.

5.	The Company and the Company’s subsidiaries employees, directors, officers, and service providers, including major shareholder are eligible to participate in this Plan and receive awards of options, share appreciation rights (“SARs”), restricted shares, restricted share units (“RSUs”), and any other share-based grant, referred to as, individually or collectively. A summary of the status of the Company’s option plan granted to employees as of December 31, 2022, and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2022		Year ended December 31, 2021*		Year ended December 31, 2020*
	Number of options	Weighted average Exercise price	Number of options	Weighted average Exercise price	Number of options	Weighted average Exercise price
Outstanding at beginning of year	72,538	$89.79	671	$616.875	886	$661.50
Exercised	(123)	$0.0315	-	-	(7)	$0.0315
Granted	63,578	$22.75	72,157	$87.5	-	-
Forfeited and cancelled	(3,572)	$53.20	(290)	$761.25	(208)	$728.875

Outstanding at end of year	132,421	$58.68	72,538	$89.79	671	$616.875
Exercisable options	28,586	$94.32	364	$494.90	516	$575.05

*	After giving effect to the reverse stock split

The options to employees outstanding as of December 31, 2022, are comprised, as follows:

Exercise price	Outstanding as of December 31, 2022	Weighted average remaining contractual term	Exercisable as of December 31, 2022	Weighted average remaining contractual term
		(years)		(years)

762.30	214	0.2	214	0.2
689.85	49	0.4	49	0.4
114.45	26,433	3.7	11,037	3.7
73.5	27,146	3.9	9,069	3.9
69.3	16,430	4	8,217	4.0
22.75	62,149	4.5	-	-
	132,421		28,586

6.	On September 5, 2021, the Board of Directors approved to issue a total of 26,433 options to Directors and management, that will become vested over a period of three years, with an expiry period of five years and an exercise price per Option of $ 114.45.

7.	On November 15, 2021, the Board of Directors approved to issue a total of 29,289 options to Directors and employees that will become vested over a period of three years with an expiry period of five years and an exercise price per Option of $ 73.5.

8.	On December 23, 2021, the Board of Directors approved to issue a total of 16,430 options to Directors that will become vested over a period of two years with an expiry period of five years and an exercise price per Option of $ 69.3.

9.	On June 16, 2022, the Board of Directors approved to issue a total of 63,578 options to directors and employees that will become vested over a period of one year with an expiry period of five years and an exercise price per Option of $22.75.

10.	On November 30, 2021, the Company entered a joint development, licensing, and distribution agreement with Heartbuds AK, LLC. Pursuant to the joint development agreement, the company and Heartbuds will jointly develop a newer, enhanced model or generation of Heartbuds product to be included with the sale and distribution of the company’s Prisma devise (the “HB2”).

On the date of the agreement, the Company issued Heartbuds 3,265 of the Company’s ordinary shares, and warrants to purchase 13,107 of the Company’s ordinary shares with an exercise price of $114.45 and expiration period of five years.

From the date that the HB2 is approved by the FDA until the last day of the 18-calendar month thereafter the warrants shall vest on a pro rata basis based on the actual number of devices that Heartbuds will sell to be calculated relative to the agreed target of 20,000 devices.

11.	In December 2021, the Company issued warrants to purchase 31,429 ordinary shares to a service provider with an exercise price ranging from $122.5 to $175. The warrants shall become vested and exercisable commencing one year after the grant date, and shall be exercisable over 5-year term, commencing on the grant date.

All the options and shares granted during 2021 to employees and service providers were valued using a Black Scholes model based, which is designed to model the Company’s equity value over time. The main assumptions used were: (1) risk-free rate: 0.78-1.27%; (2) volatility: 50%-60%; and (3) time until expiration: 5 years.

During 2022 all the options and shares granted to employees and service providers were valued using a Black Scholes model based, which is designed to model the Company’s equity value over time. The main assumptions used were: (1) risk-free rate: 1.49-3.37%; (2) volatility: 60%-96%; and (3) time until expiration: 5 years.

12.	Performance rights:

During July 2020 the Company granted 3,178 ordinary shares and 21,285 with four classes of performance rights, to certain officers, directors, employees and service providers as incentive securities.

The performance rights are convertible into ordinary shares of the Company on a 1:1 basis, upon the occurrence of the following vesting milestones for each class of performance rights:

■	Class A incentive performance right – 1,594 incentive performance rights, which vests upon achieving a market capitalization of greater than $100,000, which will be calculated based on:

i.	The Company’s 20-day VWAP of ordinary shares of the Company on the ASX (adjusted by the AUD/USD exchange rate quoted on the Reserve Bank of Australia prior to the last trading day pursuant to which the Company’s VWAP of ordinary shares is being calculated); or

ii.	If applicable, the Company’s closing market price on a trading day on Nasdaq, (Conversion Price) multiplied by the total issued share capital of the Company.

■	Class B incentive performance right – 4,767 incentive performance rights, which vests upon achieving a market capitalization of greater than $150,000.

■	Class C incentive performance right – 6,351 incentive performance rights, vests upon achieving a market capitalization of greater than $200,000.

■	Class D incentive performance right – 8,573 incentive performance rights, vests upon achieving a market capitalization of greater than $250,000.

All the above incentive performance rights were valued using a Monte-Carlo based risk-neutral valuation model, which is designed to model the Company’s equity value over time. The main assumptions used in the valuation model were: (1) risk-free rate: 0.27%; (2) volatility: 88%: (3) time until expiration: 3 years; and (4) the AUD/USD rate: 0.71245. The total fair value of the incentive performance rights amounted to $635. The total value of ordinary shares issued was $380. The Company recorded an expense amounted to $1,015 through Consolidated statement of comprehensive loss at grant date.

In January 2022, the Company granted four series of performance shares in a total amount of 57,150 units to directors, officers and certain employees of the Company to be exercised upon achieving certain market capitalization of the Company. The Performance shares units will expire two years from the date of issuance. 50% of the units granted will become vested and exercisable when the company market cap reaches $75,000 (“Series E”), 16.67% of the units granted will become vested and exercisable when the company market cap reaches $100.000 (“Series F”), 16.67% of the units granted will become vested and exercisable when the company market cap reaches $125,000 (“Series G”) and 16.67% of the units granted will become vested and exercisable when the company market cap reaches $150,000 (“Series H”).

In January 2022, the Company’s market value reached $75,000 and therefore Series E units were exercised to 28,575 ordinary shares of the Company.

On January 19, 2022, the Company granted two additional series of performance shares in a total amount of 75,718 units to directors, officers and certain employees of the Company to be exercised upon achieving certain market capitalization of the Company. The Performance shares units will expire five years from the date of issuance. 50% of the units granted will become vested and exercisable when the company market cap reaches $175,000 (“Series I”), and the remaining 50% of the units granted will become vested and exercisable when the company market cap reaches $200,000 (“Series J”). All the incentive performance rights were valued using a Monte-Carlo based risk-neutral valuation model, which is designed to model the Company’s equity value over time. The total fair value of the performance shares, as measured on issuance date, amounted to $10,927 and the Company recorded an expense amounted to $3,321 through profit and loss in the twelve months period ended December 31, 2022. The key inputs that were used in the valuations of the Performance shares were: risk-free interest rate of 0.895% and expected volatility of 60% for Series E, F, G and H; and risk-free interest rate of 1.62% and expected volatility of 60% for Series I and J.

In 2022, 2021 and 2020 the Company recorded an expense related to options performance shares and shares granted at the amount of $12,488, $648 and $2,872 respectively.

H.	Share repurchase program

On May 20, 2022, the Company announced that its board of directors authorized a share repurchase program to acquire up to $1 million of the Company’s ordinary shares. Until December 31, 2022, the Company purchased 5,699 ordinary shares in consideration for $121.

I.	Exercise of ordinary shares purchase warrants

On July 18, 2022 the Company and Armistice Capital Fund Ltd (“Armistice”) entered into an agreement according which in consideration for Armistice agreeing to exercise $2,000 on of its existing warrants which equals warrants to purchase 68,027 of the Company’s ordinary shares at a reduced exercise price of $29.4, the Company agreed to issue a new ordinary warrant for 264,150 warrant shares equal to the aggregate of (a) 85,034 warrant shares (125% of the 68,027 ordinary shares issued as a result of the Existing Warrant Exercise) and (b) the balance of 179,116 warrants held by Armistice in the Company whose exercise price will be reduced to $32.55. The 179,116 currently outstanding warrants held by Armistice will be cancelled. The 264,150 warrants will be initially exercisable commencing 6 months following July 18, 2022, have a term of exercise until April 20, 2028 and an exercise price of $32.55. (See also notes 8(E), 8(G)).

In connection with the agreement with Armistice the exercise price of 45,242 Ordinary Warrants held by Lind Global will be reduced to an exercise price equal to $32.55 and have a term of exercise until April 30, 2028. (See also note 8(H)).

J.	Private placement

On October 20, 2022, G Medical Innovations Holdings Ltd. (the “Company”) entered into an agreement with Rubini in connection with a private placement investment for 79,365 ordinary shares, par value $3.15 per share (“Ordinary Shares”) and warrants to purchase 79,366 Ordinary Shares with price of $6.3 per share and associated warrant, for an aggregate consideration of $500. The warrants are exercisable at any time beginning 30 days after issuance with a term of five years from issuance. In connection with this private placement investment, Rubini and Company agreed, inter alia, to amend the applicable interest rate and conversion price adjustment date of the 10% Convertible Debenture, originally dated April 7, 2021, as amended and restated on June 1, 2022.

The initial fair value of the Ordinary Warrants at issuance was $457. The Company remeasured the Ordinary Warrants fair value at December 31, 2022 as $172 and the change in fair value was recorded in the Consolidated statement of comprehensive loss.

K.	“At The Market” offering

In September 2022 the Company entered into a sales agreement with its sales agent pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent as agent or principal, ordinary shares, par value $3.15 per share in sales deemed to be “at the market” (“ATM”) offerings, having an aggregate offering price of up to $3,000.

As of December 31, 2022 the Company has sold 104,113 of its Ordinary shares through the ATM for a net consideration of $367.

L.	Capital Commitment Agreement with GEM:

In November 2019, the Company entered into the Capital Commitment Agreement with GEM Yield Fund LLC SCS and GEM Yield Bahamas Ltd (“GEM”) (the “Capital Commitment Agreement”). The Capital Commitment Agreement secures a capital commitment of up to approximately A$30,000 over a three-year period from GEM. As of October 2020 (when the Company was delisted from the ASX -see below), the Company had drawn down A$ 1,283 (approx. $840). Subject to the terms of the Capital Commitment Agreement, the Company may choose to, on one or more occasions within the three-year period, and subject to conditions precedent, draw down on the facility by giving GEM a 15 trading days’ notice to subscribe for fully paid ordinary shares. The number of ordinary shares which the Company may draw down under a notice is capped at 1,000% of the average daily number of the Company shares traded on ASX during the 15 trading days prior to that draw down notice, subject to adjustments. If the Company issue a draw down notice, the subscription price of the ordinary shares to be issued to GEM (or its nominees) will be 90% of the higher of the average closing bid price of the Company ordinary shares as quoted by ASX over the pricing period, being the 15 consecutive trading days after the Company give the draw down notice to GEM (subject to certain adjustments), or a fixed floor price nominated by us in it draw down notice. In addition, the Company issued to GEM warrants to purchase 7,937 ordinary shares at an exercise price of A$834.75 per share, on or before November 29, 2024. As of December 31, 2020, the Company drew down a total of A$1,283 (approx. $840) and issued 5,794 ordinary shares to GEM in consideration for its services.  The Company will not be able to make drawdowns under the Capital Commitment Agreement with GEM following the Company delisting from the ASX in October 2020 and the Company Capital Commitment Agreement with GEM will not apply to the Company ordinary shares listed on the Nasdaq Capital Market.

M.	The Convertible Securities Warrants were classified as a derivative financial liability and measured with changes in fair value recognized in finance expense (income), net.

N.	During 2022 the Company issued 128,570 shares and 128,572 warrants to its major shareholder in return for his commitment to support financing the operation (see also note 20, 24 D)

The December 2022 and 2021 measurement was applied using a Monte -Carlo simulation model for Lind. The Black Scholes model was applied for all others below and the key parameters used were as follows:

	Fair Value as at December 31, 2022	Risk free rate	Volatility of assets	Expected Term	Expected dividend yield

Armistice warrants	380	4.0%	100%	5.31 years	0%
Rubini warrants	173	4.0%	100%	3.27-4.82 years	0%
Lind warrants	65	4.0%	100%	5.33 years	0%
Alpha Capital, MEF and GEM warrants	(*)	4.2%-4.7%	100%	0.83-3.13 years	0%
Total derivative liabilities -warrants	618

(*)	Less than $1.

	Fair Value as at December 31, 2021 *	Risk free rate	Volatility of assets	Expected Term	Expected dividend yield

Convertible Securities Warrants and GEM Warrants	3	1.265%	60%	0.06-3 years	0%
Rubini warrants	47	1.265%	60%	4 years	0%
Alpha Capital warrants	37	1.265%	60%	4 years	0%
Lind warrants	1,174	1.265%	60%	5 years	0%
Total derivative liabilities -warrants	1,261